Stockholders' Equity (Details) - USD ($)						1 Months Ended							9 Months Ended		12 Months Ended
	Feb. 07, 2023	Oct. 25, 2021	May 15, 2020	Apr. 19, 2019	Oct. 26, 2016	May 31, 2020	Apr. 30, 2020	Dec. 31, 2019	Aug. 31, 2019	Apr. 30, 2019	Jul. 31, 2017	Jun. 30, 2017	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2021	Jun. 05, 2019	Jun. 04, 2019
Stockholders' Equity (Details) [Line Items]
Issued shares			6,900,000	42,388	3,625,000	6,000,000	440,000		45,000
Common stock per share (in Dollars per share)									$ 17		$ 100
Issuance costs (in Dollars)											$ 176,771
Warrants issued (in Dollars)																$ 707,188
Offering and issued warrants											563
Common stock issued upon conversion											8,321
Aggregate amount of conversion (in Dollars)								$ 2,117,948
Other underwriting Expense (in Dollars)			$ 15,596,141				$ 1,522,339
Debt Issuance Costs, net (in Dollars)			$ 1,653,859				$ 347,661								$ 4,134	$ 23,727
Options granted to purchase common stock						900,000
Common stock exercise price (in Dollars per share)						$ 0.01
Shares of common stock			900,000
Common stock to underwriter			300,000
Gross proceeds (in Dollars)		$ 11,550,000
Description of purchase agreement															Pursuant to the terms of the Purchase Agreement, the Company issued to the investor (A) in a registered direct offering (i) 975,000 shares (the “Public Shares”) of its Common Stock, par value $0.01 per share (the “Common Stock”), and (ii) pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 2,189,384 shares (the “Pre-Funded Warrant Shares”) of Common Stock and (B) in a concurrent private placement, Series A warrants to purchase up to 1,898,630 shares (the “Common Stock Warrant Shares”) of Common Stock (the “Common Stock Warrants,” and together with the Public Shares and the Pre-Funded Warrants, the “Securities”) (the “Offering The Pre-Funded Warrants were immediately exercisable at a nominal exercise price of $0.001 and all Pre-Funded Warrants sold have been exercised. The Common Stock Warrants have an exercise price of $4.80 per share, are exercisable upon issuance and will expire five years from the date of issuance. A.G.P./Alliance Global Partners (the “Placement Agent”) acted as the exclusive placement agent for the transaction pursuant to that certain Placement Agency Agreement, dated as of October 25, 2021, by and between the Company and the Placement Agent (the “Placement Agency Agreement”), the Placement Agent received (i) a cash fee equal to seven percent (7.0%) of the gross proceeds from the placement of the Securities sold by the Placement Agent in the Offering and (ii) a non-accountable expense allowance of one half of one percent (0.5%) of the gross proceeds from the placement of the Gross Proceeds Securities sold by the Placement Agent in the Offering. The Company also reimbursed the Placement Agent’s expenses up to $50,000 upon closing the Offering.
Offering expenses (in Dollars)		$ 10,500,000															$ 10,500,000
Common Stock, Shares Authorized													25,000,000		25,000,000	25,000,000		25,000,000	300,000,000
Expire date of issuance																	5 years
Value of the shares amounted (in Dollars)													$ 47,500
Pre-Funded Warrant Shares [Member]
Stockholders' Equity (Details) [Line Items]
Pre funded warrants		2,189,384
Warrants exercise price (in Dollars per share)		$ 0.001
Series A Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Pre funded warrants		1,898,630
Common Stock Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Warrants exercise price (in Dollars per share)		$ 4.8
Expire date of issuance		5 years
Purchase Agreement Member
Stockholders' Equity (Details) [Line Items]
Issued shares				42,388						42,388
Common stock per share (in Dollars per share)				$ 22						$ 22
Issuance costs (in Dollars)				$ 379,816						$ 379,816
Offering and issued warrants				4,239						4,239
Equity Purchase Agreement [Member]
Stockholders' Equity (Details) [Line Items]
Issued shares	75,000
Equity purchase agreement (in Dollars)	$ 10,000,000
Average daily trading value	200.00%
Securities and exchange commission	60 days
EP agreement	36 months
Market price, percentage	97.00%
Common stock issued shares													337,512
Value of the shares amounted (in Dollars)													$ 484,825
Restricted stock units													3,014,617	43,333
Minimum [Member] | Equity Purchase Agreement [Member]
Stockholders' Equity (Details) [Line Items]
Commitment amount (in Dollars)	$ 25,000
Maximum [Member] | Equity Purchase Agreement [Member]
Stockholders' Equity (Details) [Line Items]
Commitment amount (in Dollars)	$ 750,000
Warrant [Member]
Stockholders' Equity (Details) [Line Items]
Shares of common stock																226,300
Warrant [Member] | Purchase Agreement Member
Stockholders' Equity (Details) [Line Items]
Issued shares										42,388
IPO [Member]
Stockholders' Equity (Details) [Line Items]
Issued shares								857,500	2,250		11,250	75,000
Common stock per share (in Dollars per share)						$ 2.5	$ 4.25	$ 3				$ 100
Issuance costs (in Dollars)								$ 454,552				$ 1,388,615
Warrants issued (in Dollars)												$ 3,750
Pre funded warrants												55,475
Common stock issued upon conversion											90,084
Common Stock Issued Under Underwriting Agreement Member
Stockholders' Equity (Details) [Line Items]
Issuance costs (in Dollars)									$ 181,695
Private Placement [Member]
Stockholders' Equity (Details) [Line Items]
Cash fee equal, percentage		7.00%
Non accountable expense, percentage		0.50%
Placement agent’s expenses (in Dollars)		$ 50,000
Series A Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Issued shares											25,833
Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Issued shares		975,000